Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 16, 2020
Liabilities:
Warrant liability	$ 61,019,868	$ 78,048,668	$ 57,117,434	$ 54,988,834
Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	724,779,404	724,716,476
Fair Value, Recurring [Member] | Public Warrants
Liabilities:
Warrant liability	41,538,000	53,130,000
Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities:
Warrant liability	$ 19,481,868	$ 24,918,668